Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Disclosure of Property and Equipment

Property and equipment consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Computer software	$1,253	$1,226
Computer equipment	8,151	7,965
Furniture and fixtures	1,171	1,152
Leasehold improvements	1,067	1,064

Total	11,642	11,407
Less accumulated depreciation and amortization	(8,362)	(7,902)

Property and equipment, net	$3,280	$3,505

Property and equipment consisted of the following at December 31, 2020 and December 31, 2019 (in thousands):

	2020	2019
Computer software	$1,226	$977
Computer equipment	7,965	7,594
Furniture and fixtures	1,152	1,114
Leasehold improvements	1,064	535

Total	11,407	10,220
Accumulated depreciation and amortization	(7,902)	(5,883)

Property and equipment, net	$3,505	$4,337